SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Minimum [Member]
Weighted average discount rate	2.37%	2.15%
Weighted average remaining lease term (years)	6 months 29 days	1 month 2 days
Maximum [Member]
Weighted average discount rate	7.59%	7.59%
Weighted average remaining lease term (years)	9 years 6 months	10 years